STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary shares Ordinary Shares	Class B Ordinary shares Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 09, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 09, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 345	24,655		25,000
Issuance of Class B common stock to Sponsor (in shares)		3,450,000
Balance at the end at Mar. 31, 2021		$ 345	24,655	(33,039)	(8,039)
Balance at the end (in shares) at Mar. 31, 2021	0	3,450,000
Balance at the beginning at Mar. 09, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 09, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 345	24,655	0	25,000
Issuance of Class B common stock to Sponsor (in shares)		3,450,000
Deemed Capital Contribution From Sponsor			4,738,051	0	4,738,051
Fair value adjustment to Class A ordinary shares subject to redemption			(4,762,706)	(16,030,011)	(20,792,717)
Net income			0	6,848,645	6,848,645
Balance at the end at Dec. 31, 2021		$ 345	0	(9,181,366)	(9,181,021)
Balance at the end (in shares) at Dec. 31, 2021		3,450,000
Balance at the end at Mar. 31, 2022		$ 345		(9,033,510)	(9,033,165)
Balance at the end (in shares) at Mar. 31, 2022		3,450,000
Balance at the beginning at Dec. 31, 2021		$ 345	$ 0	(9,181,366)	(9,181,021)
Balance at the beginning (in shares) at Dec. 31, 2021		3,450,000
Balance at the end at Jun. 30, 2022		$ 345		$ (6,879,495)	$ (6,879,150)
Balance at the end (in shares) at Jun. 30, 2022		3,450,000